Derivative financial instruments (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ (4,876)
Fair value change recognized in OCI during the year	59,250	(8,871)
Total amount reclassified from cash flow hedge reserve to the statement of profit or loss during the year (note 10)	(33,703)	3,995
to "Customer support and operation"	(1,372)
to "General and administrative expenses"	(31,183)	3,995
to "Marketing expenses"	(1,148)
Balance at end of the year	$ 20,671	$ (4,876)